PowerShares Insured California Municipal Bond Portfolio (Prospectus Summary): | PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2012 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, on page 46, footnote (1) following the expense table in the section titled "PowerShares Insured California Municipal Bond Portfolio—Summary Information—Fund Fees and Expenses" is deleted and replaced with the following:

(1)  Invesco PowerShares Capital Management LLC (the "Adviser") has reduced the Fund's unitary management fee to 0.28%.

Please Retain This Supplement For Future Reference.